FINANCIAL AND CAPITAL RISK MANAGEMENT - Credit risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	¥ 28,709,135	¥ 25,695,237
Credit risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	28,469,597
Credit risk | Trade receivables
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	3,066,654
Credit risk | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	2,274,907
Credit risk | Restricted cash
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	1,324,748
Credit risk | Notes receivable
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	3,838,196
Credit risk | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	17,853,244
Credit risk | Financial assets in other non-current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	111,848
Credit risk | 12-month expected credit losses
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	21,230,322
Credit risk | 12-month expected credit losses | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	1,940,482
Credit risk | 12-month expected credit losses | Restricted cash
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	1,324,748
Credit risk | 12-month expected credit losses | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	17,853,244
Credit risk | 12-month expected credit losses | Financial assets in other non-current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	111,848
Credit risk | Lifetime expected credit losses | Financial instruments not credit-impaired
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	180,611
Credit risk | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	180,611
Credit risk | Lifetime expected credit losses | Financial instruments credit-impaired
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	153,814
Credit risk | Lifetime expected credit losses | Financial instruments credit-impaired | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	153,814
Credit risk | Simplified
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	6,904,850
Credit risk | Simplified | Trade receivables
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	3,066,654
Credit risk | Simplified | Notes receivable
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	¥ 3,838,196